Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Edwards Lifesciences Corporation 401(k) Savings and Investment Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General

The Plan is a defined contribution retirement plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Participation in the Plan is available to employees of Edwards Lifesciences Corporation (the “Company” or “Edwards”) who have met certain eligibility requirements, as described below.

On September 3, 2024, the Company sold its Critical Care product group (“Critical Care”) to Becton, Dickinson and Company (“BD”). As part of the transaction, Critical Care's employees located in the United States continued their employment with Edwards Lifesciences Corporation and are providing support to BD under a Transition Service Agreement. These employees transferred to BD in June 2025. Participants impacted by the sale had the option to (1) rollover their vested balances to BD's plan, (2) receive a distribution of their balance as described in the Payment of Benefits section below, or (3) leave their account balances in the Plan. Those participants with outstanding loans under the Plan were required to rollover their balances to BD's plan for the loans to remain active. If the participant chose not to rollover their balances to BD's plan, the participant was required to repay any outstanding loans in accordance with the Plan regulations.

Eligibility

All regular, nonunion employees receiving United States sourced compensation are eligible to participate in the Plan on the thirty-first day after an employee is credited with an hour of service, unless the employee is otherwise not eligible for participation under the Plan.

Plan Administration

The Plan is administered by the Administrative and Investment Committee for the Edwards Lifesciences Corporation Employee Benefit Plans (the “Committee”). The Committee has authority, responsibility, and control over the management of the assets of the Plan. Members of the Committee are appointed by the Board of Directors of the Company and are employees of the Company. Voya Institutional Trust Company (“Trustee”) serves as trustee and custodian of the Plan’s assets, and Voya Institutional Plan Services, LLC provides record keeping services for the Plan.

Contributions

The Plan allows tax deferred contributions intended to qualify under Section 401(k) of the Internal Revenue Code (“IRC”). Eligible participants may make pre-tax and/or Roth contributions up to 25% of their eligible annual compensation within certain limitations. The Company matches the first 4% of the participant’s annual eligible compensation contributed to the Plan on a dollar-for-dollar basis, and the next 2% of the participant’s annual eligible compensation to the Plan on a 50% basis.

In addition, if a participant is age 50 or older, the participant is allowed to make additional catch-up contributions within certain IRC limitations. Certain employees are also eligible for transitional contributions related to the Company’s spin-off from Baxter International, as described more fully in the Plan document.

The Plan has an automatic enrollment feature whereby eligible employees are automatically enrolled in the Plan at a pre-tax contribution rate of 3% of eligible pay. Participant contribution rates are automatically increased by 1% each year thereafter until they reach 6% of eligible pay. Employees may opt out of the automatic enrollment, stop contributions, or modify their contribution rate at any time.
Subsequent Event

Effective January 1, 2026, Participants are not permitted to elect to invest more than 25% of their ongoing periodic salary deferral investment election (including corresponding Employer Matching Contribution), Discretionary Profit Sharing Contributions and Transition Contributions in the Company Common Stock Fund. The percentage of such election in excess of
25% shall be redirected and invested in the Plan’s default investment option based on such Participant’s age as of the date of the election. Additionally, effective January 1, 2026, a Participant will not be permitted to invest in the Company Common Stock Fund following a trade of an investment option offered in the Plan if at the time of the proposed investment in the Company Common Stock Fund the value of such Participant’s investment in the Company Common Stock Fund exceeds 25% of the value of Participant’s Plan Accounts.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, and the allocation of the participant’s share of the Plan’s net earnings and losses, net of certain investment management fees and administrative expenses. Allocations are based on participant account balances, as defined.

Vesting

Participants are immediately fully vested in their Plan accounts (other than their Company matching contributions) plus actual earnings thereon. Vesting in a participant’s Company matching contributions plus actual earnings thereon is based on years of continuous service. Participants are vested 100% in Company matching contributions after three years of credited service. Upon termination of service due to death, disability, or attainment of normal retirement age, a participant shall become fully vested.

Notes Receivable from Participants

Participants may borrow an amount ranging from a minimum of $500 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. The notes bear interest based on the applicable prime rate at the time of issuance plus 1%, and have a maximum term of five years (or ten years if used to acquire a home). The loans are collateralized by the participants’ vested interest in their accounts and any additional collateral as the Committee may require. As a result, no allowance for credit losses has been recorded as of December 31, 2025 or 2024. Principal and interest are generally paid ratably through payroll deductions.

Payment of Benefits

Upon termination of service or otherwise becoming eligible to receive benefits, a participant may elect to (1) receive a lump-sum amount equal to the value of the participant’s vested account, (2) receive periodic installments, or (3) transfer the balance in the participant’s vested account to another qualified plan. Vested accounts of $1,000 or less will be automatically paid in a lump-sum amount. Vested accounts between $1,000 and $7,000 will be automatically distributed into an individual retirement account designated by the Committee if the participant does not elect within 90 days to (1) have such distribution paid directly to an eligible retirement plan specified by the participant or (2) receive the distribution directly in accordance with the Plan.

A participant may make withdrawals from the participant’s vested accounts (except as provided in the Plan document) if the participant is over age 59 ½, is fully vested, and has completed five years of Plan participation. Withdrawals may also be made for financial hardship, which is determined pursuant to the provisions of the IRC.

Administrative Expenses

Substantially all costs and expenses incurred in the administration of the Plan are paid from the assets of the Plan.

Forfeitures

A participant’s non-vested balance is forfeited at the time of termination of employment. Forfeitures may be used to offset future Company matching contributions. Forfeitures of $40,022 and $1,213,604 were used to offset Company matching contributions during 2025 and 2024, respectively. Forfeitures outstanding were $49,831 and $21,343 at December 31, 2025 and 2024, respectively.